United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2022

Date of reporting period: April 30, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value
Argentina - 0.62% (Cost $163,325)
Common Stocks - 0.62%
MercadoLibre, Inc.A	167	$262,354

Brazil - 4.42%
Common Stocks - 4.42%
Ambipar Participacoes e Empreendimentos S.A.A	55,100	294,973
B3 S.A. - Brasil Bolsa Balcao	27,806	263,622
Hypera S.A.	40,900	260,968
Magazine Luiza S.A.	62,000	228,617
Notre Dame Intermedica Participacoes S.A.	16,600	248,356
Vale S.A., Sponsored ADR	14,457	290,875
Vale S.A.	14,400	289,005

Total Common Stocks		1,876,416

Total Brazil (Cost $1,729,057)		1,876,416

Cayman Islands - 0.52% (Cost $273,070)
Common Stocks - 0.52%
Meituan, Sponsored ADRA B	2,892	221,643

China - 33.55%
Common Stocks - 33.55%
Airtac International GroupC	7,100	302,402
Alibaba Group Holding Ltd.A C	19,044	553,727
Alibaba Group Holding Ltd., BDRA	33,400	276,691
Alibaba Group Holding Ltd., Sponsored ADRA	2,384	551,156
Alibaba Group Holding Ltd., Sponsored ADRA C	1,196	277,545
ANTA Sports Products Ltd.C	16,000	286,663
Baidu, Inc., Sponsored ADRA	1,235	259,758
By-health Co., Ltd., Class AC	58,000	292,444
China Gas Holdings Ltd.C	78,000	281,665
China Kepei Education Group Ltd.C	339,708	257,639
China Lesso Group Holdings Ltd.C	112,500	282,874
China Mengniu Dairy Co., Ltd.A C	51,000	273,003
China Merchants Bank Co., Ltd., Class AC	33,504	272,662
China Merchants Bank Co., Ltd., Class HC	33,200	267,219
China Tourism Group Duty Free Corp. Ltd., Class AC	5,700	273,421
CSPC Pharmaceutical Group Ltd.C	219,400	271,466
East Money Information Co., Ltd., Class AC	57,300	284,706
ENN Energy Holdings Ltd.C	16,494	280,813
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class AC	47,094	272,188
Industrial & Commercial Bank of China Ltd., Class HC	406,079	264,528
JD.com, Inc., ADRA	2,676	207,015
JD.com, Inc., ADRA C	2,670	206,458
JD.com, Inc., Class AA C	7,300	281,999
Kweichow Moutai Co., Ltd., Class AC	880	272,378
Li Ning Co. Ltd.C	35,900	291,741
Livzon Pharmaceutical Group, Inc., Class HC	58,700	274,145
Longfor Group Holdings Ltd.C D	43,424	269,886
LONGi Green Energy Technology Co. Ltd., Class AC	20,000	304,683
Luxshare Precision Industry Co. Ltd., Class AC	42,629	242,223
Luzhou Laojiao Co. Ltd., Class AC	7,200	283,543
Meituan, Class BA C D	5,900	224,642
NetEase, Inc.C	12,100	270,659
NetEase, Inc., ADR	2,422	271,409
Ping An Insurance Group Co. of China Ltd., Class AC	24,500	274,336
Ping An Insurance Group Co. of China Ltd., Class HC	23,264	254,182
Prosus N.V.A C	5,242	570,571
Prosus N.V., Sponsored ADR	13,015	283,076

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value
China - 33.55% (continued)
Common Stocks - 33.55% (continued)
S-Enjoy Service Group Co. Ltd.A C	83,000	$270,775
Shandong Pharmaceutical Glass Co. Ltd., Class AC	36,500	230,891
Shanghai Pharmaceuticals Holding Co. Ltd., Class HC	132,403	301,095
Shenzhou International Group Holdings Ltd.C	12,800	280,058
SITC International Holdings Co. Ltd.C	78,000	296,927
Tencent Holdings Ltd.C	3,749	299,819
Tencent Holdings Ltd.A C	3,664	292,514
Tencent Holdings Ltd., ADRB	3,590	285,979
Tencent Holdings Ltd., ADRC	3,668	294,468
Tencent Holdings Ltd., ADR	3,684	292,799
Vipshop Holdings Ltd., ADRA	8,885	273,391
Wuliangye Yibin Co. Ltd., Class AC	6,200	272,776

Total Common Stocks		14,257,008

Total China (Cost $12,436,071)		14,257,008

Hong Kong - 3.15%
Common Stocks - 3.15%
AIA Group Ltd.C	20,300	258,061
AIA Group Ltd., Sponsored ADRB	5,023	255,470
Hong Kong Exchanges & Clearing Ltd.C	4,400	265,762
JS Global Lifestyle Co., Ltd.A C D	92,500	277,764
Techtronic Industries Co. Ltd.C	15,500	280,392

Total Common Stocks		1,337,449

Total Hong Kong (Cost $929,248)		1,337,449

India – 12.98%
Common Stocks – 12.98%
Aarti Drugs Ltd.C	27,380	262,284
Adani Ports & Special Economic Zone Ltd.C	25,858	252,908
Bajaj Finserv Ltd.	1,746	258,159
Deepak Nitrite Ltd.C	11,651	293,149
Granules India Ltd.C	58,062	261,427
Gujarat Gas Ltd.C	36,579	262,449
HCL Technologies Ltd.C	18,749	227,712
HDFC Bank Ltd.A C	13,796	262,743
HDFC Bank Ltd., ADRA	3,639	255,749
Housing Development Finance Corp. Ltd.C	7,580	248,704
ICICI Bank Ltd.A C	33,076	267,545
Infosys Ltd.C	14,967	272,287
Infosys Ltd., Sponsored ADR	15,010	271,381
Infosys Ltd., Sponsored ADRC	15,142	275,692
Laurus Labs Ltd.C D	47,456	290,224
Reliance Industries Ltd.C	9,933	265,622
Reliance Industries Ltd., GDRC D	4,915	265,847
SRF Ltd. C	2,880	250,573
Tata Consultancy Services Ltd.C	6,543	268,319
Tech Mahindra Ltd. C	20,491	265,134
Varun Beverages Ltd.C	18,633	240,027

Total Common Stocks		5,517,935

Total India (Cost $4,541,334)		5,517,935

Indonesia - 1.84%
Common Stocks - 1.84%
Bank Central Asia Tbk PTC	123,506	273,247
Indofood Sukses Makmur Tbk PTC	542,258	244,774

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value
Indonesia - 1.84% (continued)
Common Stocks - 1.84% (continued)
Industri Jamu Dan Farmasi Sido Muncul Tbk PTC	4,779,248	$262,950

Total Common Stocks		780,971

Total Indonesia (Cost $747,895)		780,971

Kazakhstan - 0.65% (Cost $259,492)
Common Stocks - 0.65%
Kaspi.KZ JSC GDRC	3,253	277,084

Malaysia - 0.52%
Common Stocks - 0.52%
TIME dotCom BhdC	65,582	222,080

Warrants - 0.00%
Serba Dinamik Holdings BhdA	21,504	1,024

Total Malaysia (Cost $171,860)		223,104

Mexico - 1.23%
Common Stocks - 1.23%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	147,200	255,131
Wal-Mart de Mexico S.A.B. de C.V.	81,900	268,580

Total Common Stocks		523,711

Total Mexico (Cost $449,370)		523,711

Philippines - 1.23%
Common Stocks - 1.23%
Century Pacific Food, Inc.C	618,900	257,086
International Container Terminal Services, Inc. C	99,100	267,490

Total Common Stocks		524,576

Total Philippines (Cost $455,944)		524,576

Poland - 1.24%
Common Stocks - 1.24%
Dino Polska S.A.A C D	4,186	271,851
LiveChat Software S.A.C	7,805	257,204

Total Common Stocks		529,055

Total Poland (Cost $492,136)		529,055

Republic of Korea - 12.06%
Common Stocks - 10.77%
AfreecaTV Co., Ltd.C	3,525	282,347
DongKook Pharmaceutical Co., Ltd.C	9,849	250,720
Hana Financial Group, Inc.C	6,654	272,820
Hansol Chemical Co., Ltd.C	1,289	286,261
Kakao Corp.C	2,692	273,941
KB Financial Group, Inc.C	5,269	258,888
LEENO Industrial, Inc.C	1,685	245,769
LG Chem Ltd. C	339	283,287
NAVER Corp.C	757	243,937
NHN KCP Corp.A C	5,503	251,624
NICE Information Service Co. Ltd.C	13,917	273,650

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value
Republic of Korea - 12.06% (continued)
Common Stocks - 10.77% (continued)
NOVAREX Co. Ltd.C	6,602	$250,120
Samsung Electronics Co. Ltd.C	3,936	287,613
Samsung Electronics Co. Ltd., GDRC	312	541,668
Samsung Electronics Co. Ltd., GDRC D	167	276,480
Samsung Electronics Co. Ltd., GDR	11	18,150
SK Hynix, Inc.C	2,443	279,705

Total Common Stocks		4,576,980

Preferred Stocks - 1.29%
LG Household & Health Care Ltd.C E	402	258,929
Samsung Electronics Co. Ltd.C E	4,389	288,028

Total Preferred Stocks		546,957

Total Republic of Korea (Cost $4,200,381)		5,123,937

Russia - 2.40%
Common Stocks - 2.40%
LUKOIL PJSC, Sponsored ADR	3,430	264,933
Novatek PJSC, Sponsored GDRC	1,457	262,211
Sberbank of Russia PJSC, Sponsored ADRC	16,834	264,863
Yandex N.V., Class AA	3,449	226,082

Total Common Stocks		1,018,089

Total Russia (Cost $966,669)		1,018,089

Saudi Arabia - 0.59% (Cost $249,417)
Common Stocks - 0.59%
Saudi Arabian Oil Co. C D	26,527	250,328

South Africa - 1.82%
Common Stocks - 1.82%
Naspers Ltd., Class NC	2,235	509,677
Naspers Ltd., Class N, Sponsored ADR	5,779	263,638

Total Common Stocks		773,315

Total South Africa (Cost $646,612)		773,315

Taiwan - 15.05%
Common Stocks - 15.04%
Chailease Holding Co., Ltd.C	36,458	263,124
Gigabyte Technology Co., Ltd. C	67,000	296,760
International Games System Co., Ltd.C	10,100	281,419
Lotes Co. Ltd.C	15,291	299,044
MediaTek, Inc.C	7,700	330,289
Micro-Star International Co. Ltd.C	44,200	294,304
Novatek Microelectronics Corp.C	12,500	282,036
Poya International Co. Ltd.C	11,700	257,015
Realtek Semiconductor Corp.C	14,123	271,409
Simplo Technology Co. Ltd.C	20,370	274,712
Sinbon Electronics Co. Ltd.C	27,490	257,335
Taiwan Semiconductor Manufacturing Co. Ltd.C	13,000	281,708
Taiwan Semiconductor Manufacturing Co. Ltd., BDR	18,230	266,970
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4,723	551,386
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADRC	4,491	527,162
Topco Scientific Co. Ltd.C	53,315	261,271
Tripod Technology Corp.C	53,075	264,730
Uni-President Enterprises Corp.C	95,410	257,328
Unimicron Technology Corp. C	72,000	298,074

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value
Taiwan - 15.05% (continued)
Common Stocks - 15.04% (continued)
Voltronic Power Technology Corp.C	6,300	$288,839
Yuanta Financial Holding Co. Ltd.C	309,009	286,941

Total Common Stocks		6,391,856

Preferred Stocks - 0.01%
Chailease Holding Co., Ltd.A C E	1,690	6,040

Total Taiwan (Cost $4,849,748)		6,397,896

Thailand - 1.90%
Common Stocks - 1.89%
JMT Network Services PCL, Class F	187,300	270,686
Srisawad Corp. PCL, NVDRC	101,400	271,025
TQM Corp. PCL, NVDRC	67,100	259,610

Total Common Stocks		801,321

Warrants - 0.01%
JMT Network Services PCLA	17,119	6,323

Total Thailand (Cost $702,507)		807,644

United States - 0.77% (Cost $211,931)
Common Stocks - 0.77%
Parade Technologies Ltd.C	6,533	326,654

SHORT-TERM INVESTMENTS - 2.57% (Cost $1,090,731)
Investment Companies - 2.57%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	1,090,731	1,090,731

SECURITIES LENDING COLLATERAL - 0.20% (Cost $85,217)
Investment Companies - 0.20%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	85,217	85,217

TOTAL INVESTMENTS - 99.31% (Cost $35,652,015)		42,205,117
OTHER ASSETS, NET OF LIABILITIES - 0.69%		291,140

TOTAL NET ASSETS - 100.00%		$42,496,257

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2021.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $32,533,820 or 76.56% of net assets.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,127,022 or 5.01% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

BDR - Brazilian Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

PJSC - Private Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

Continuous Capital Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$262,354	$—	$—	$262,354
Brazil	1,876,416	—	—	1,876,416
Cayman Islands	221,643	—	—	221,643
China	2,701,275	11,555,733	—	14,257,008
Hong Kong	255,470	1,081,979	—	1,337,449
India	785,288	4,732,647	—	5,517,935
Indonesia	—	780,971	—	780,971
Kazakhstan	—	277,084	—	277,084
Malaysia	—	222,080	—	222,080
Mexico	523,711	—	—	523,711
Philippines	—	524,576	—	524,576
Poland	—	529,055	—	529,055
Republic of Korea	18,150	4,558,830	—	4,576,980
Russia	491,015	527,074	—	1,018,089
Saudi Arabia	—	250,328	—	250,328
South Africa	263,638	509,677	—	773,315
Taiwan	818,356	5,573,500	—	6,391,856
Thailand	270,686	530,635	—	801,321
Foreign Preferred Stocks
Republic of Korea	—	546,957	—	546,957
Taiwan	—	6,040	—	6,040
Foreign Warrants
Malaysia	1,024	—	—	1,024
Thailand	6,323	—	—	6,323
Common Stocks
United States	—	326,654	—	326,654
Short-Term Investments	1,090,731	—	—	1,090,731
Securities Lending Collateral	85,217	—	—	85,217

Total Investments in Securities - Assets	$9,671,297	$32,533,820	$—	$42,205,117

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares/Par Amount		Fair Value
Angola - 4.70%
Credit-Linked Notes - 0.13%
Republic of Angola (Issuer Aurora Australis B.V.), 6.502%, Due 12/19/2023, Series EMTN, (6-mo. USD LIBOR + 6.250%)A B	$	562,500	$572,963

Foreign Sovereign Obligations - 4.57%
Angolan Government International Bond,
9.500%, Due 11/12/2025B		3,033,000	3,324,471
8.250%, Due 5/9/2028B		8,920,000	9,143,000
8.000%, Due 11/26/2029, Series 144AC		3,580,000	3,602,375
9.375%, Due 5/8/2048B		4,124,000	4,240,586

Total Foreign Sovereign Obligations			20,310,432

Total Angola (Cost $17,575,008)			20,883,395

Argentina - 1.13%
Foreign Sovereign Obligations - 1.13%
Argentine Republic Government International Bond,
1.000%, Due 7/9/2029		227,491	85,700
0.125%, Due 7/9/2030D		4,630,288	1,666,765
0.125%, Due 7/9/2035D		10,362,784	3,264,381

Total Foreign Sovereign Obligations			5,016,846

Total Argentina (Cost $7,017,118)			5,016,846

Armenia - 0.76%
Foreign Sovereign Obligations - 0.76%
Republic of Armenia International Bond,
7.150%, Due 3/26/2025B		2,340,000	2,594,129
3.950%, Due 9/26/2029, Series 144AC		820,000	784,289

Total Foreign Sovereign Obligations			3,378,418

Total Armenia (Cost $3,354,854)			3,378,418

Azerbaijan - 0.25% (Cost $1,119,293)
Credit-Linked Notes - 0.25%
Republic of Azerbaijan (Frontera Capital B.V.), 10.000%, Due 8/1/2023C	AZN	1,900,000	1,118,305

Barbados - 1.10%
Foreign Corporate Obligations - 0.06%
Sagicor Finance Ltd., 8.875%, Due 8/11/2022B		279,000	285,278

Foreign Sovereign Obligations - 1.04%
Barbados Government International Bond,
6.500%, Due 10/1/2029, Series 144AC		2,207,500	2,246,131
6.500%, Due 10/1/2029B		2,353,900	2,395,094

Total Foreign Sovereign Obligations			4,641,225

Total Barbados (Cost $4,535,507)			4,926,503

Belarus - 2.45%
Foreign Sovereign Obligations - 2.45%
Development Bank of the Republic of Belarus JSC,
12.000%, Due 5/15/2022B	BYN	3,100,000	1,230,361
12.000%, Due 5/15/2022, Series 144AC	BYN	2,432,000	965,238

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
Belarus - 2.45% (continued)
Foreign Sovereign Obligations - 2.45% (continued)
Development Bank of the Republic of Belarus JSC (continued)
6.750%, Due 5/2/2024B	$		1,400,000	$1,366,400
6.750%, Due 5/2/2024, Series 144AC			2,030,000	1,981,280
Republic of Belarus International Bond, 6.200%, Due 2/28/2030B			1,510,000	1,437,610
Republic of Belarus Ministry of Finance,
5.875%, Due 2/24/2026, Series 144AC			2,724,000	2,634,277
6.378%, Due 2/24/2031, Series 144AC			1,356,000	1,290,017

Total Foreign Sovereign Obligations				10,905,183

Total Belarus (Cost $11,580,824)				10,905,183

Belize - 0.32% (Cost $2,344,638)
Foreign Sovereign Obligations - 0.32%
Belize Government International Bond, 4.938%, Due 2/20/2034, PIK (in - kind rate 4.938%)B			3,551,611	1,402,886

Benin - 1.19%
Foreign Sovereign Obligations - 1.19%
Benin Government International Bond,
4.875%, Due 1/19/2032, Series 144AC		EUR	3,672,000	4,416,427
6.875%, Due 1/19/2052, Series 144AC		EUR	688,000	868,490

Total Foreign Sovereign Obligations (Cost $5,220,671)				5,284,917

Total Benin (Cost $5,220,671)				5,284,917

Bosnia & Herzegovina - 0.01% (Cost $56,306)
Foreign Sovereign Obligations - 0.01%
Bosnia & Herzegovina Government International Bond, 0.250%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.813%)A B E		EUR	83,333	48,536

Cameroon, United Republic Of - 0.80% (Cost $3,370,923)
Foreign Sovereign Obligations - 0.80%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B			3,200,000	3,568,000

Costa Rica - 2.18%
Foreign Sovereign Obligations - 2.18%
Costa Rica Government International Bond,
8.050%, Due 9/18/2024B		CRC	750,000,000	1,320,174
9.660%, Due 9/30/2026B		CRC	2,250,000,000	4,063,101
9.200%, Due 2/21/2029B			2,500,000	2,887,500
10.580%, Due 9/26/2029B		CRC	800,000,000	1,442,591

Total Foreign Sovereign Obligations				9,713,366

Total Costa Rica (Cost $9,034,724)				9,713,366

Dominican Republic - 2.42%
Foreign Sovereign Obligations - 2.42%
Dominican Republic Bond, 10.500%, Due 4/7/2023B		DOP	57,000,000	1,071,316
Dominican Republic International Bond,
8.900%, Due 2/15/2023B		DOP	122,000,000	2,229,692
11.500%, Due 5/10/2024B		DOP	200,000,000	3,911,536
9.750%, Due 6/5/2026B		DOP	184,350,000	3,570,261

Total Foreign Sovereign Obligations				10,782,805

Total Dominican Republic (Cost $11,659,925)				10,782,805

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
Ecuador - 2.09%
Foreign Sovereign Obligations - 2.09%
Ecuador Government International Bond,
Due 7/31/2030, Series 144AC F	$	1,104,767	$602,098
0.500%, Due 7/31/2030B D		2,449,248	2,045,122
0.500%, Due 7/31/2030, Series 144AC D		2,300,760	1,921,135
0.500%, Due 7/31/2035B D		399,000	271,324
0.500%, Due 7/31/2035, Series 144AC D		5,139,045	3,494,602
0.500%, Due 7/31/2040, Series 144AC D		1,625,550	967,218

Total Foreign Sovereign Obligations			9,301,499

Total Ecuador (Cost $8,436,584)			9,301,499

Egypt - 6.31%
Foreign Sovereign Obligations - 6.31%
Egypt Government Bond,
14.196%, Due 7/7/2023, Series 3YR	EGP	25,800,000	1,648,095
14.313%, Due 10/13/2023, Series 3YR	EGP	123,000,000	7,869,397
14.349%, Due 7/14/2025, Series 5YR	EGP	47,700,000	3,029,351
14.483%, Due 4/6/2026, Series 5YR	EGP	2,534,000	161,407
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	1,021,485
14.406%, Due 7/7/2027, Series 7YR	EGP	23,700,000	1,503,783
14.556%, Due 10/13/2027, Series 7YR	EGP	27,000,000	1,722,300
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	668,594
13.564%, Due 1/14/2030, Series 10Y	EGP	40,000,000	2,404,316
Egypt Government International Bond,
7.903%, Due 2/21/2048B		900,000	883,908
8.875%, Due 5/29/2050B		2,350,000	2,469,516
Egypt Treasury Bills,
13.183%, Due 6/29/2021, Series 364D	EGP	60,850,000	3,807,649
13.340%, Due 2/15/2022, Series 364D	EGP	15,500,000	895,551

Total Foreign Sovereign Obligations			28,085,352

Total Egypt (Cost $27,651,637)			28,085,352

El Salvador - 2.38%
Foreign Corporate Obligations - 0.20%
AES El Salvador Trust, 6.750%, Due 3/28/2023B		910,000	908,863

Foreign Sovereign Obligations - 2.18%
El Salvador Government International Bond,
6.375%, Due 1/18/2027B		1,000,000	1,032,510
8.250%, Due 4/10/2032B		1,240,000	1,359,536
7.125%, Due 1/20/2050B		2,100,000	2,005,500
8.625%, Due 2/28/2029B		1,200,000	1,342,800
7.625%, Due 2/1/2041B		1,967,000	2,016,765
5.875%, Due 1/30/2025B		1,900,000	1,956,620

Total Foreign Sovereign Obligations			9,713,731

Total El Salvador (Cost $9,451,665)			10,622,594

Gabon - 1.43%
Foreign Sovereign Obligations - 1.43%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		441,914	466,219
6.950%, Due 6/16/2025B		4,080,000	4,339,162

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
Gabon - 1.43% (continued)
Foreign Sovereign Obligations - 1.43% (continued)
Gabon Government International Bond (continued)
6.625%, Due 2/6/2031B	$	1,548,000	$1,554,749

Total Foreign Sovereign Obligations			6,360,130

Total Gabon (Cost $6,053,953)			6,360,130

Georgia - 0.79%
Credit-Linked Notes - 0.36%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021, Series 144AB C G		267,467	204,452
Georgia Government (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022, Series 144AC		2,000,000	1,416,600

Total Credit-Linked Notes			1,621,052

Foreign Corporate Obligations - 0.14%
Georgia Global Utilities JSC, 7.750%, Due 7/30/2025C		600,000	631,500

Foreign Sovereign Obligations - 0.29%
Georgia Treasury Bond, 8.250%, Due 11/6/2022	GEL	4,520,000	1,288,293

Total Georgia (Cost $4,242,200)			3,540,845

Ghana - 5.46%
Credit-Linked Notes - 0.05%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026, Series EMTNB		191,181	202,652

Foreign Sovereign Obligations - 5.41%
Ghana Government International Bond,
7.750%, Due 4/7/2029C		1,632,000	1,667,496
8.125%, Due 3/26/2032B		3,140,000	3,160,950
8.625%, Due 4/7/2034, Series 144AC		1,231,000	1,269,481
8.950%, Due 3/26/2051B		220,000	217,844
Republic of Ghana Government Bonds,
24.750%, Due 7/19/2021, Series 5YR	GHS	3,873,000	682,845
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	351,228
19.700%, Due 5/23/2022, Series 3Y	GHS	1,400,000	249,250
18.250%, Due 7/25/2022, Series 5Y	GHS	11,225,000	1,973,747
20.750%, Due 1/16/2023	GHS	2,670,000	485,738
16.500%, Due 2/6/2023, Series 5Y	GHS	11,000,000	1,884,091
21.000%, Due 1/27/2025	GHS	1,680,000	311,920
19.250%, Due 6/23/2025	GHS	4,650,000	822,761
19.000%, Due 11/2/2026, Series 10Y	GHS	30,278,000	5,255,619
19.250%, Due 1/18/2027	GHS	19,750,000	3,450,155
20.500%, Due 11/8/2027	GHS	6,350,000	1,155,869
17.500%, Due 5/29/2028, Series 10Y	GHS	7,000,000	1,134,302

Total Foreign Sovereign Obligations			24,073,296

Total Ghana (Cost $25,949,711)			24,275,948

Honduras - 0.37%
Foreign Corporate Obligations - 0.19%
Inversiones Atlantida S.A., 8.250%, Due 7/28/2022B		840,000	849,458

Foreign Sovereign Obligations - 0.18%
Honduras Government International Bond, 5.625%, Due 6/24/2030, Series 144AC		762,000	800,100

Total Honduras (Cost $1,627,412)			1,649,558

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
Iraq - 1.99%
Foreign Sovereign Obligations - 1.99%
Iraq International Bond,
6.752%, Due 3/9/2023B	$		4,480,000	$4,554,816
5.800%, Due 1/15/2028B			4,478,250	4,317,481

Total Foreign Sovereign Obligations				8,872,297

Total Iraq (Cost $8,447,408)				8,872,297

Ireland - 0.22% (Cost $987,370)
Foreign Sovereign Obligations - 0.22%
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027B			1,071,429	980,022

Ivory Coast - 2.94%
Foreign Sovereign Obligations - 2.94%
Ivory Coast Government International Bond,
5.250%, Due 3/22/2030B		EUR	648,000	817,543
5.875%, Due 10/17/2031, Series 144AC		EUR	2,062,000	2,680,907
4.875%, Due 1/30/2032B		EUR	148,000	178,584
5.750%, Due 12/31/2032B D			4,211,979	4,249,759
6.875%, Due 10/17/2040B		EUR	1,600,000	2,078,488
6.625%, Due 3/22/2048B		EUR	2,450,000	3,072,817

Total Foreign Sovereign Obligations				13,078,098

Total Ivory Coast (Cost $12,111,067)				13,078,098

Kazakhstan - 2.67%
Foreign Corporate Obligations - 0.65%
Development Bank of Kazakhstan JSC,
8.950%, Due 5/4/2023B		KZT	744,500,000	1,721,444
10.950%, Due 5/6/2026		KZT	507,000,000	1,176,443

Total Foreign Corporate Obligations				2,897,887

Foreign Sovereign Obligations - 2.02%
Kazakhstan Government Bond,
5.600%, Due 3/25/2022, Series 11Y		KZT	682,059,000	1,532,185
5.000%, Due 5/15/2023, Series 5/13		KZT	1,780,001,000	3,781,466
9.000%, Due 3/6/2027, Series 120		KZT	1,000,000,000	2,187,534
10.120%, Due 2/17/2034, Series 13Y		KZT	400,000,000	896,507
Kazakhstan Government International Bond, 5.300%, Due 3/19/2022B		KZT	270,000,000	605,471

Total Foreign Sovereign Obligations				9,003,163

Total Kazakhstan (Cost $12,506,630)				11,901,050

Kenya - 4.48%
Foreign Sovereign Obligations - 4.48%
Kenya Government International Bond,
8.000%, Due 5/22/2032B			2,700,000	2,956,403
8.250%, Due 2/28/2048B			3,580,000	3,821,650
Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR		KES	23,900,000	234,290
11.000%, Due 12/2/2024, Series 9YR		KES	49,100,000	464,798
12.500%, Due 5/12/2025, Series 9YR		KES	36,000,000	345,138
11.000%, Due 10/12/2026, Series 12YR		KES	74,650,000	700,714
10.900%, Due 8/11/2031, Series 11Y		KES	87,000,000	797,032
12.000%, Due 10/6/2031, Series 15YR		KES	288,000,000	2,762,588
12.500%, Due 1/10/2033, Series 15YR		KES	631,000,000	6,310,454

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
Kenya - 4.48% (continued)
Foreign Sovereign Obligations - 4.48% (continued)
Kenya Infrastructure Bond, (continued)
11.750%, Due 10/8/2035, Series 16YR		KES	165,000,000	$1,543,099

Total Foreign Sovereign Obligations				19,936,166

Total Kenya (Cost $19,488,825)				19,936,166

Kyrgyzstan - 1.18%
Credit-Linked Notes - 1.18%
Kyrgyz Republic (Issuer Frontera Capital B.V.),
8.000%, Due 5/26/2025, Series EMTN		KGS	70,000,000	757,371
6.000%, Due 9/19/2025C		KGS	120,500,000	1,260,420
12.000%, Due 2/7/2028C		KGS	95,000,000	1,239,483
Kyrgyz Republic (Issuer Zambezi B.V.), 10.000%, Due 4/13/2028, Series 144AC		KGS	180,000,000	1,991,889

Total Credit-Linked Notes				5,249,163

Total Kyrgyzstan (Cost $6,045,589)				5,249,163

Laos - 0.33% (Cost $1,803,387)
Foreign Sovereign Obligations - 0.33%
Laos Government International Bond, 6.875%, Due 6/30/2021, Series 144AC	$		1,816,000	1,452,800

Malawi - 0.48%
Credit-Linked Notes - 0.48%
Republic of Malawi (Issuer Frontera Capital B.V.),
12.500%, Due 5/21/2025C			1,050,000	848,610
13.500%, Due 6/18/2027C			700,000	668,150
13.500%, Due 9/3/2027			650,000	618,735

Total Credit-Linked Notes				2,135,495

Total Malawi (Cost $2,282,153)				2,135,495

Mozambique - 2.08%
Credit-Linked Notes - 0.88%
Mozambique Government Bond (Issuer ICBC Standard Bank PLC),
Due 2/28/2023, Series EMTNC F G		MZN	90,000,000	1,593,345
19.000%, Due 3/26/2025, Series EMTNG		MZN	90,500,000	1,580,488
Mozambique Treasury Bills (Issuer ICBC Standard Bank PLC), 12.033%, Due 2/18/2022, Series EMTNB		MZN	47,000,000	730,619

Total Credit-Linked Notes				3,904,452

Foreign Sovereign Obligations - 1.20%
Mozambique International Bond,
5.000%, Due 9/15/2031B D			4,178,000	3,422,492
5.000%, Due 9/15/2031, Series 144AC D			2,353,000	1,927,507

Total Foreign Sovereign Obligations				5,349,999

Total Mozambique (Cost $8,872,955)				9,254,451

Netherlands - 0.55%
Foreign Corporate Obligations - 0.40%
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., 8.625%, Due 10/27/2025C			1,700,000	1,785,340

Foreign Sovereign Obligations - 0.15%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V., Series EMT3, 9.280%, Due 1/9/2022			800,000	673,672

Total Netherlands (Cost $2,482,961)				2,459,012

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
Nicaragua - 0.80%
Credit-Linked Notes - 0.80%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024, Series 144AC G	$		1,159,400	$1,102,589
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022, Series 144AC			2,400,000	2,436,000

Total Credit-Linked Notes				3,538,589

Total Nicaragua (Cost $3,559,269)				3,538,589

Nigeria - 2.13%
Foreign Corporate Obligations - 1.04%
Access Bank PLC, 10.500%, Due 10/19/2021B			830,000	851,414
IHS Netherlands Holdco B.V., 8.000%, Due 9/18/2027, Series 144AC			1,015,000	1,101,275
SEPLAT Petroleum Development Co. PLC, 7.750%, Due 4/1/2026C			869,000	888,552
United Bank for Africa PLC, 7.750%, Due 6/8/2022B			1,740,000	1,793,836

Total Foreign Corporate Obligations				4,635,077

Foreign Sovereign Obligations - 1.09%
Nigeria Government International Bond,
7.625%, Due 11/21/2025B			1,820,000	2,070,250
8.747%, Due 1/21/2031B			575,000	654,626
7.875%, Due 2/16/2032B			1,970,000	2,120,863

Total Foreign Sovereign Obligations				4,845,739

Total Nigeria (Cost $8,910,721)				9,480,816

Pakistan - 4.32%
Foreign Sovereign Obligations - 4.32%
Pakistan Government International Bond,
8.250%, Due 4/15/2024B			850,000	933,232
8.250%, Due 9/30/2025B			660,000	734,276
6.875%, Due 12/5/2027B			2,981,000	3,115,145
7.375%, Due 4/8/2031C			1,585,000	1,664,250
Pakistan Investment Bond,
9.500%, Due 9/19/2024, Series 5YR		PKR	970,000,000	6,412,936
7.500%, Due 10/15/2025, Series 5YR		PKR	205,000,000	1,249,433
Pakistan Treasury Bills,
7.490%, Due 8/26/2021, Series 6M		PKR	150,000,000	954,919
7.660%, Due 10/7/2021, Series 6M		PKR	660,000,000	4,165,345

Total Foreign Sovereign Obligations				19,229,536

Total Pakistan (Cost $18,748,925)				19,229,536

Papua New Guinea - 0.55% (Cost $2,449,207)
Foreign Sovereign Obligations - 0.55%
Papua New Guinea Government International Bond, 8.375%, Due 10/4/2028B			2,401,000	2,437,015

Paraguay - 1.32%
Credit-Linked Notes - 1.32%
Municipalidad De Asuncion (Issuer Frontera Capital B.V.),
9.000%, Due 2/13/2026C		PYG	13,700,000,000	2,087,789
9.850%, Due 2/14/2031C		PYG	13,700,000,000	2,086,124
Municipalidad De Asuncion (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027, Series 144AC			2,000,000	1,679,200

Total Credit-Linked Notes				5,853,113

Total Paraguay (Cost $6,011,188)				5,853,113

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
Rwanda - 0.40% (Cost $1,701,575)
Foreign Sovereign Obligations - 0.40%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B	$		1,670,000	$1,758,427

Senegal - 1.96%
Foreign Sovereign Obligations - 1.96%
Senegal Government International Bond,
4.750%, Due 3/13/2028B		EUR	2,280,000	2,844,195
6.750%, Due 3/13/2048B			5,860,000	5,889,769

Total Foreign Sovereign Obligations				8,733,964

Total Senegal (Cost $8,711,794)				8,733,964

South Africa - 0.38% (Cost $1,616,000)
Foreign Corporate Obligations - 0.38%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026C			1,616,000	1,701,163

Sri Lanka - 1.24%
Foreign Sovereign Obligations - 1.24%
Sri Lanka Government International Bond,
6.200%, Due 5/11/2027B			3,510,000	2,286,519
6.750%, Due 4/18/2028B			1,342,000	873,146
7.850%, Due 3/14/2029B			871,000	568,101
7.550%, Due 3/28/2030B			2,713,000	1,767,709

Total Foreign Sovereign Obligations				5,495,475

Total Sri Lanka (Cost $5,069,840)				5,495,475

Supranational - 5.14%
Foreign Sovereign Obligations - 5.14%
European Bank for Reconstruction & Development,
9.500%, Due 6/21/2021, Series GMTNB			500,000	387,725
7.250%, Due 9/15/2021, Series GMTN			2,100,000	2,198,070
10.400%, Due 11/23/2022, Series GMTN			1,950,000	1,602,685
10.000%, Due 2/28/2023, Series EMTN			7,000,000	5,981,640
10.100%, Due 5/6/2023			750,000	750,000
10.500%, Due 5/11/2023, Series GMTN			3,700,000	3,745,887
14.000%, Due 6/14/2023			800,000	805,756
9.000%, Due 2/1/2024			750,000	882,869
International Bank for Reconstruction & Development,
9.100%, Due 10/14/2022		KZT	1,450,000,000	3,334,804
9.250%, Due 1/20/2023, Series EMTN		RWF	2,200,000,000	2,204,394
International Finance Corp., 13.500%, Due 9/15/2021		UZS	10,378,000,000	973,893

Total Foreign Sovereign Obligations				22,867,723

Total Supranational (Cost $24,310,048)				22,867,723

Suriname - 0.22% (Cost $1,407,992)
Foreign Sovereign Obligations - 0.22%
Suriname Government International Bond, 9.250%, Due 10/26/2026B			1,400,000	980,000

Tajikistan - 1.00%
Credit-Linked Notes - 0.08%
Republic of Tajikistan (Issuer Frontera Capital B.V.), 10.780%, Due 2/15/2023C			434,616	362,079

Foreign Sovereign Obligations - 0.92%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B			4,870,000	4,093,235

Total Tajikistan (Cost $4,913,837)				4,455,314

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
Tunisia - 2.00%
Foreign Sovereign Obligations - 2.00%
Banque Centrale de Tunisie International Bond,
6.750%, Due 10/31/2023B	EUR	1,260,000	$1,469,056
5.625%, Due 2/17/2024B	EUR	800,000	912,733
5.750%, Due 1/30/2025B	$	814,000	762,230
6.375%, Due 7/15/2026B	EUR	1,766,000	1,997,693
6.375%, Due 7/15/2026, Series 144AC	EUR	3,330,000	3,766,885

Total Foreign Sovereign Obligations			8,908,597

Total Tunisia (Cost $8,525,348)			8,908,597

Uganda - 3.37%
Foreign Sovereign Obligations - 3.37%
Republic of Uganda Government Bonds,
16.750%, Due 10/28/2021	UGX	6,940,000,000	2,005,636
14.125%, Due 7/7/2022	UGX	8,300,000,000	2,363,990
14.000%, Due 1/18/2024	UGX	700,000,000	195,556
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,288,331
16.000%, Due 5/6/2027	UGX	2,500,000,000	724,284
14.250%, Due 8/23/2029	UGX	2,200,000,000	585,107
16.000%, Due 11/14/2030	UGX	4,790,000,000	1,351,262
17.000%, Due 4/3/2031, Series 15YR	UGX	5,900,000,000	1,762,918
14.250%, Due 6/22/2034	UGX	4,250,000,000	1,094,659
16.250%, Due 11/8/2035	UGX	7,800,000,000	2,195,895
17.500%, Due 11/1/2040	UGX	4,800,000,000	1,409,622

Total Foreign Sovereign Obligations			14,977,260

Total Uganda (Cost $14,594,183)			14,977,260

Ukraine - 5.31%
Credit-Linked Notes - 1.80%
Ukraine Government Bonds (Issuer Citigroup Global Markets Holdings, Inc.),
14.160%, Due 10/14/2022, Series GMTNB	UAH	52,000,000	1,961,523
14.160%, Due 10/17/2022, Series EMTNB	UAH	45,000,000	1,697,472
15.220%, Due 4/26/2023, Series GMTNB	UAH	27,500,000	1,057,997
9.300%, Due 8/28/2023, Series EMTNB	UAH	14,500,000	507,449
Ukraine Government Bonds (Issuer ICBC Standard Bank PLC), 14.910%, Due 10/14/2022	UAH	74,000,000	2,771,897

Total Credit-Linked Notes			7,996,338

Foreign Corporate Obligations - 1.35%
Kernel Holding S.A.,
6.500%, Due 10/17/2024B		890,000	932,275
6.750%, Due 10/27/2027C		645,000	678,862
Metinvest B.V., 8.500%, Due 4/23/2026B		880,000	972,400
MHP Lux S.A., 6.950%, Due 4/3/2026B		2,600,000	2,656,056
Ukraine Railways Via Rail Capital Markets PLC, 8.250%, Due 7/9/2024B		730,000	746,790

Total Foreign Corporate Obligations			5,986,383

Foreign Sovereign Obligations - 2.16%
Ukraine Government Bond,
15.970%, Due 4/19/2023	UAH	20,000,000	757,798
15.840%, Due 2/26/2025	UAH	90,000,000	3,470,613
9.790%, Due 5/26/2027	UAH	100,090,000	3,055,067
Ukraine Government International Bond,
15.840%, Due 2/26/2025B	UAH	12,000,000	462,748

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
Ukraine - 5.31% (continued)
Foreign Sovereign Obligations - 2.16% (continued)
Ukraine Government International Bond, (continued)
Due 5/31/2040, Series GDPB F G	$	1,750,000	$1,844,063

Total Foreign Sovereign Obligations			9,590,289

Total Ukraine (Cost $24,254,221)			23,573,010

United Republic of Tanzania - 0.71%
Credit-Linked Notes - 0.12%
United Republic of Tanzania (Issuer Zambezi B.V.), 8.650%, Due 4/23/2021, Series 144AC	TZS	1,190,637,500	513,427

Foreign Corporate Obligations - 0.59%
HTA Group Ltd., 7.000%, Due 12/18/2025C		2,481,000	2,644,200

Total United Republic of Tanzania (Cost $3,074,693)			3,157,627

United States - 0.24% (Cost $1,097,000)
Corporate Obligations - 0.24%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028C		1,097,000	1,044,893

Uruguay - 2.71%
Foreign Sovereign Obligations - 2.71%
Uruguay Government International Bond,
9.875%, Due 6/20/2022B	UYU	48,203,000	1,134,431
8.500%, Due 3/15/2028B	UYU	65,802,000	1,558,460
3.875%, Due 7/2/2040H	UYU	355,562,339	9,384,202

Total Foreign Sovereign Obligations			12,077,093

Total Uruguay (Cost $12,598,413)			12,077,093

Uzbekistan - 0.92%
Credit-Linked Notes - 0.55%
Republic of Uzbekistan (Issuer Frontera Capital B.V.), 12.000%, Due 9/21/2022, Series 144AC		2,500,000	2,434,000

Foreign Sovereign Obligations - 0.37%
Republic of Uzbekistan Bond, 14.500%, Due 11/25/2023B	UZS	17,510,000,000	1,666,839

Total Uzbekistan (Cost $4,185,123)			4,100,839

Venezuela - 0.01% (Cost $269,875)
Foreign Corporate Obligations - 0.01%
Petroleos de Venezuela S.A., 6.000%, Due 5/16/2024B		1,250,000	54,375

Zambia - 4.15%
Foreign Corporate Obligations - 0.51%
First Quantum Minerals Ltd.,
7.250%, Due 4/1/2023B		885,000	901,594
6.875%, Due 3/1/2026B		800,000	840,000
6.875%, Due 10/15/2027B		484,000	531,650

Total Foreign Corporate Obligations			2,273,244

Foreign Sovereign Obligations - 3.64%
Zambia Government Bond,
11.000%, Due 8/29/2021, Series 5YR	ZMW	21,000,000	882,786
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	194,371
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	434,478
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	394,017
11.000%, Due 7/27/2025, Series 5YR	ZMW	11,500,000	261,605
11.000%, Due 1/25/2026, Series 5Y	ZMW	96,000,000	2,030,268
13.000%, Due 8/29/2026, Series 10YR	ZMW	64,500,000	1,418,574
13.000%, Due 12/18/2027, Series 10YR	ZMW	7,000,000	141,447

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
Zambia - 4.15% (continued)
Foreign Sovereign Obligations - 3.64% (continued)
Zambia Government Bond, (continued)
13.000%, Due 12/17/2028, Series 10Y	ZMW	30,000,000	$570,964
Zambia Government International Bond,
12.000%, Due 7/4/2025B	ZMW	80,000,000	1,908,595
8.970%, Due 7/30/2027B	$	13,202,000	7,964,661

Total Foreign Sovereign Obligations			16,201,766

Total Zambia (Cost $25,737,446)			18,475,010

	Shares
SHORT-TERM INVESTMENTS 5.77%(Cost $25,679,272)
Investment Companies - 5.77%
American Beacon U.S. Government Money Market Select Fund, 0.010%I J		25,679,272	25,679,272

Total Short-Term Investments (Cost $25,679,272)			25,679,272

TOTAL INVESTMENTS - 97.71% (Cost $442,737,268)			434,762,751
OTHER ASSETS, NET OF LIABILITIES - 2.29%			10,192,041

TOTAL NET ASSETS - 100.00%			$444,954,792

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2021.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $74,521,250 or 16.75% of net assets. The Fund has no right to demand registration of these securities.

D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2021. The maturity date disclosed represents the final maturity date.

E	Value was determined using significant unobservable inputs.
F	Zero coupon bond.
G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	Inflation-Indexed Note.
I	The Fund is affiliated by having the same investment advisor.
J	7 - day yield.

DAC - Designated Activity Company.

JSC - Joint Stock Company.

LIBOR - London Interbank Offered Rate.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	17,918,008	EUR	18,109,487	7/14/2021	CBK	$—	$(191,479)	$(191,479)
USD	184,416	EUR	184,213	7/14/2021	DUB	203	—	203
KZT	2,074,049	USD	2,000,000	6/18/2021	ICBC	74,049	—	74,049
KZT	1,145,192	USD	1,100,000	7/22/2021	ICBC	45,192	—	45,192
MNT	478,972	USD	450,000	1/5/2022	ICBC	28,972	—	28,972
MZN	3,352,968	USD	2,400,000	1/19/2022	ICBC	952,968	—	952,968
USD	7,576,485	EUR	7,694,837	5/7/2021	SSB	—	(118,352)	(118,352)

						$1,101,384	$(309,831)	$791,553

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

CBK	Citibank, N.A.
DUB	Deutsche Bank AG
ICBC	ICBC Standard Bank PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AZN	Azerbaijan Manat
BYN	Belarusian Ruble
CRC	Costa Rican Colon
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
MNT	Mongolian Tugrug
MZN	Mozambique Metical
PKR	Pakistani Rupee
PYG	Paraguayan guaraní
RWF	Rwandan Franc
TZS	Tanzanian Schilling
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$—	$572,963	$—	$572,963
Azerbaijan	—	1,118,305	—	1,118,305
Georgia	—	1,621,052	—	1,621,052
Ghana	—	202,652	—	202,652
Kyrgyzstan	—	5,249,163	—	5,249,163

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Malawi	—	2,135,495	—	2,135,495
Mozambique	—	3,904,452	—	3,904,452
Nicaragua	—	3,538,589	—	3,538,589
Paraguay	—	5,853,113	—	5,853,113
Tajikistan	—	362,079	—	362,079
Ukraine	—	7,996,338	—	7,996,338
United Republic of Tanzania	—	513,427	—	513,427
Uzbekistan	—	2,434,000	—	2,434,000
Foreign Sovereign Obligations
Angola	—	20,310,432	—	20,310,432
Argentina	—	5,016,846	—	5,016,846
Armenia	—	3,378,418	—	3,378,418
Barbados	—	4,641,225	—	4,641,225
Belarus	—	10,905,183	—	10,905,183
Belize	—	1,402,886	—	1,402,886
Benin	—	5,284,917	—	5,284,917
Bosnia & Herzegovina	—	—	48,536	48,536
Cameroon	—	3,568,000	—	3,568,000
Costa Rica	—	9,713,366	—	9,713,366
Dominican Republic	—	10,782,805	—	10,782,805
Ecuador	—	9,301,499	—	9,301,499
Egypt	—	28,085,352	—	28,085,352
El Salvador	—	9,713,731	—	9,713,731
Gabon	—	6,360,130	—	6,360,130
Georgia	—	1,288,293	—	1,288,293
Ghana	—	24,073,296	—	24,073,296
Honduras	—	800,100	—	800,100
Iraq	—	8,872,297	—	8,872,297
Ireland	—	980,022	—	980,022
Ivory Coast	—	13,078,098	—	13,078,098
Kazakhstan	—	9,003,163	—	9,003,163
Kenya	—	19,936,166	—	19,936,166
Laos	—	1,452,800	—	1,452,800
Mozambique	—	5,349,999	—	5,349,999
Netherlands	—	673,672	—	673,672
Nigeria	—	4,845,739	—	4,845,739
Pakistan	—	19,229,536	—	19,229,536
Papua New Guinea	—	2,437,015	—	2,437,015
Rwanda	—	1,758,427	—	1,758,427
Senegal	—	8,733,964	—	8,733,964
Sri Lanka	—	5,495,475	—	5,495,475
Supranational	—	22,867,723	—	22,867,723
Suriname	—	980,000	—	980,000
Tajikistan	—	4,093,235	—	4,093,235
Tunisia	—	8,908,597	—	8,908,597
Uganda	—	14,977,260	—	14,977,260
Ukraine	—	9,590,289	—	9,590,289
Uruguay	—	12,077,093	—	12,077,093
Uzbekistan	—	1,666,839	—	1,666,839
Zambia	—	16,201,766	—	16,201,766
Foreign Corporate Obligations
Barbados	—	285,278	—	285,278
El Salvador	—	908,863	—	908,863
Georgia	—	631,500	—	631,500
Honduras	—	849,458	—	849,458
Kazakhstan	—	2,897,887	—	2,897,887
Netherlands	—	1,785,340	—	1,785,340
Nigeria	—	4,635,077	—	4,635,077
South Africa	—	1,701,163	—	1,701,163
Ukraine	—	5,986,383	—	5,986,383
United Republic of Tanzania	—	2,644,200	—	2,644,200
Venezuela	—	54,375	—	54,375

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Zambia	—	2,273,244	—	2,273,244
Corporate Obligations
United States	—	1,044,893	—	1,044,893
Short-Term Investments	25,679,272	—	—	25,679,272

Total Investments in Securities	$25,679,272	$409,034,943	$48,536	$434,762,751

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$1,101,384	$—	$1,101,384

Total Financial Derivative Instruments - Assets	$—	$1,101,384	$—	$1,101,384

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(309,831)	$—	$(309,831)

Total Financial Derivative Instruments - Liabilities	$—	$(309,831)	$—	$(309,831)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2021	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2021	Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$45,760	$—	$—	$302	$—	$2,474	$—	$—	$48,536	$(7,770)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign government obligations, classified as Level 3 with a collective principal amount valued at $48,536, have been deemed as such d due to limited market transparency.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS 34.25%
Basic Materials - 1.60%
Chemicals - 1.13%
Axalta Coating Systems LLC, 3.375%, Due 2/15/2029A	$25,000	$24,293
Element Solutions, Inc., 3.875%, Due 9/1/2028A	25,000	24,938
PPG Industries, Inc., 1.200%, Due 3/15/2026	15,000	14,888

		64,119

Mining - 0.47%
Freeport-McMoRan, Inc., 5.000%, Due 9/1/2027	25,000	26,528

Total Basic Materials		90,647

Communications - 3.38%
Internet - 1.22%
Expedia Group, Inc.,
6.250%, Due 5/1/2025A	11,000	12,792
4.625%, Due 8/1/2027A	50,000	56,217

		69,009

Media - 1.33%
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.200%, Due 3/15/2028	15,000	16,626
6.384%, Due 10/23/2035	10,000	13,030
3.500%, Due 6/1/2041	5,000	4,805
Sirius XM Radio, Inc.,
4.625%, Due 7/15/2024A	25,000	25,656
5.375%, Due 7/15/2026A	15,000	15,491

		75,608

Telecommunications - 0.83%
AT&T, Inc., 3.550%, Due 9/15/2055A	10,000	9,198
T-Mobile USA, Inc., 3.875%, Due 4/15/2030A	10,000	10,893
Verizon Communications, Inc.,
4.500%, Due 8/10/2033	10,000	11,780
3.550%, Due 3/22/2051	15,000	15,210

		47,081

Total Communications		191,698

Consumer, Cyclical - 4.56%
Airlines - 1.24%
American Airlines Inc/AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A	25,000	26,250
Continental Airlines Pass Through Trust, 4.000%, Due 4/29/2026, Series 2-A	15,635	16,511
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, Due 10/20/2028A	25,000	27,443

		70,204

Auto Manufacturers - 0.18%
General Motors Financial Co., Inc., 2.400%, Due 4/10/2028	10,000	10,017

Auto Parts & Equipment - 0.18%
BorgWarner, Inc., 2.650%, Due 7/1/2027	10,000	10,488

Household Products/Wares - 0.49%
Newell Brands, Inc., 4.700%, Due 4/1/2026	25,000	27,837

Leisure Time - 0.46%
Silversea Cruise Finance Ltd., 7.250%, Due 2/1/2025A	25,000	25,873

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 34.25% (continued)
Consumer, Cyclical - 4.56% (continued)
Lodging - 0.82%
Boyd Gaming Corp., 6.000%, Due 8/15/2026	$45,000	$46,688

Retail - 1.19%
Lithia Motors, Inc.,
5.250%, Due 8/1/2025A	25,000	25,813
4.375%, Due 1/15/2031A	25,000	26,312
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, Due 6/1/2024	15,000	15,169

		67,294

Total Consumer, Cyclical		258,401

Consumer, Non-Cyclical - 5.29%
Beverages - 0.19%
Constellation Brands, Inc., 3.150%, Due 8/1/2029	10,000	10,541

Commercial Services - 0.80%
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	15,807
Laureate Education, Inc., 8.250%, Due 5/1/2025A	9,000	9,407
Novant Health, Inc., 3.318%, Due 11/1/2061	10,000	10,068
University of Southern California, 2.945%, Due 10/1/2051, Series 21A	10,000	10,079

		45,361

Food - 1.43%
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, Due 2/15/2028A	25,000	26,625
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, Due 4/15/2029A	25,000	28,063
Kraft Heinz Foods Co., 4.375%, Due 6/1/2046	25,000	26,661

		81,349

Health Care - Services - 2.48%
Baylor Scott & White Holdings, 2.839%, Due 11/15/2050, Series 2021	10,000	9,575
Catalent Pharma Solutions, Inc., 5.000%, Due 7/15/2027A	25,000	26,156
Indiana University Health, Inc. Obligated Group, 3.970%, Due 11/1/2048	5,000	5,835
IQVIA, Inc., 5.000%, Due 5/15/2027A	25,000	26,156
Mass General Brigham, Inc., 3.342%, Due 7/1/2060, Series 2020	10,000	10,422
Mayo Clinic,
4.000%, Due 11/15/2047, Series 2013	5,000	5,851
3.196%, Due 11/15/2061, Series 2021	10,000	10,289
Methodist Hospital, 2.705%, Due 12/1/2050, Series 20A	5,000	4,611
New York and Presbyterian Hospital, 4.763%, Due 8/1/2116	20,000	25,916
Trinity Health Corp., 3.434%, Due 12/1/2048, Series 2019	15,000	15,610

		140,421

Pharmaceuticals - 0.39%
Cigna Corp., 3.400%, Due 3/15/2051	10,000	9,897
CVS Health Corp., 5.050%, Due 3/25/2048	10,000	12,282

		22,179

Total Consumer, Non-Cyclical		299,851

Energy - 3.35%
Oil & Gas - 1.21%
BP Capital Markets America, Inc.,
3.543%, Due 4/6/2027	10,000	10,973
2.939%, Due 6/4/2051	5,000	4,539
ConocoPhillips, 2.400%, Due 2/15/2031A	10,000	9,926

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 34.25% (continued)
Energy - 3.35% (continued)
Oil & Gas - 1.21% (continued)
Parsley Energy LLC / Parsley Finance Corp., 5.625%, Due 10/15/2027A	$25,000	$27,313
Viper Energy Partners LP, 5.375%, Due 11/1/2027A	15,000	15,674

		68,425

Pipelines - 2.14%
Boardwalk Pipelines LP, 5.950%, Due 6/1/2026	15,000	17,697
DCP Midstream Operating LP, 5.625%, Due 7/15/2027	25,000	27,304
Energy Transfer LP, 3.750%, Due 5/15/2030	10,000	10,401
MPLX LP,
4.125%, Due 3/1/2027	10,000	11,127
4.250%, Due 12/1/2027	5,000	5,609
Sabine Pass Liquefaction LLC, 5.000%, Due 3/15/2027	15,000	17,239
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031A	15,000	15,652
TC PipeLines LP, 3.900%, Due 5/25/2027	15,000	16,491

		121,520

Total Energy		189,945

Financial - 11.70%
Banks - 5.82%
Bank of America Corp.,
3.419%, Due 12/20/2028, (3-mo. USD LIBOR + 1.040%)B	45,000	48,710
1.922%, Due 10/24/2031, (SOFR + 1.370%)B	15,000	14,244
2.676%, Due 6/19/2041, (SOFR + 1.930%)B	10,000	9,390
Citigroup, Inc., 2.666%, Due 1/29/2031, (SOFR + 1.146%)B	20,000	20,269
Goldman Sachs Group, Inc.,
3.500%, Due 11/16/2026	5,000	5,456
1.431%, Due 3/9/2027, (SOFR + 0.798%)B	10,000	9,956
1.992%, Due 1/27/2032, (SOFR + 1.090%)B	10,000	9,492
JPMorgan Chase & Co.,
3.976%, Due 8/1/2021, Series Z, (3-mo. USD LIBOR + 3.800%)B C	25,000	25,122
1.045%, Due 11/19/2026, (SOFR + 0.800%)B	10,000	9,848
2.739%, Due 10/15/2030, (SOFR + 1.510%)B	15,000	15,380
Morgan Stanley,
3.125%, Due 7/27/2026	15,000	16,247
1.794%, Due 2/13/2032, (SOFR + 1.034%)B	10,000	9,371
PNC Bank NA, 3.250%, Due 1/22/2028	20,000	21,831
Santander Holdings USA, Inc., 4.400%, Due 7/13/2027	10,000	11,130
Truist Bank, 2.636%, Due 9/17/2029, (5-Yr. CMT + 1.150%)B	20,000	21,041
Truist Financial Corp., 4.950%, Due 9/1/2025, Series P, (5-Yr. CMT + 4.605%)B C	25,000	27,500
US Bancorp, 3.000%, Due 7/30/2029	25,000	26,518
Wells Fargo & Co., 5.875%, Due 6/15/2025, Series U, (3-mo. USD LIBOR + 3.990%)B C	25,000	27,844

		329,349

Diversified Financial Services - 1.23%
Charles Schwab Corp.,
5.375%, Due 6/1/2025, Series G, (5-Yr. CMT + 4.971%)B C	25,000	27,798
2.000%, Due 3/20/2028	10,000	10,097
Quicken Loans LLC, 5.250%, Due 1/15/2028A	30,000	31,650

		69,545

Insurance - 1.31%
American International Group, Inc., 3.875%, Due 1/15/2035	35,000	38,225
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	9,998
Old Republic International Corp., 3.875%, Due 8/26/2026	10,000	11,164

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 34.25% (continued)
Financial - 11.70% (continued)
Insurance - 1.31% (continued)
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	$15,000	$14,899

		74,286

REITS - 3.34%
Equinix, Inc., 2.150%, Due 7/15/2030	25,000	24,035
HAT Holdings I LLC / HAT Holdings II LLC, 3.750%, Due 9/15/2030A	25,000	24,000
Healthcare Realty Trust, Inc., 3.625%, Due 1/15/2028	25,000	27,072
Highwoods Realty LP, 3.875%, Due 3/1/2027	14,000	15,216
iStar, Inc., 5.500%, Due 2/15/2026	25,000	25,875
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, Due 6/15/2025A	25,000	26,597
Mid-America Apartments LP, 1.700%, Due 2/15/2031	50,000	46,493

		189,288

Total Financial		662,468

Industrial - 1.83%
Aerospace/Defense - 1.38%
Boeing Co.,
4.875%, Due 5/1/2025	10,000	11,225
2.196%, Due 2/4/2026	15,000	15,015
Signature Aviation US Holdings, Inc., 5.375%, Due 5/1/2026A	25,000	25,688
Spirit AeroSystems, Inc., 5.500%, Due 1/15/2025A	25,000	26,437

		78,365

Electronics - 0.18%
Agilent Technologies, Inc., 2.300%, Due 3/12/2031	10,000	9,833

Machinery - Construction & Mining - 0.27%
BWX Technologies, Inc., 4.125%, Due 6/30/2028A	15,000	15,263

Total Industrial		103,461

Technology - 0.72%
Computers - 0.25%
Apple, Inc., 2.650%, Due 2/8/2051	15,000	13,889

Semiconductors - 0.29%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, Due 1/15/2027	10,000	10,951
Broadcom, Inc., 4.110%, Due 9/15/2028	5,000	5,520

		16,471

Software - 0.18%
Oracle Corp., 3.950%, Due 3/25/2051	10,000	10,377

Total Technology		40,737

Utilities - 1.82%
Electric - 1.82%
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	13,699
Entergy Corp., 1.900%, Due 6/15/2028	10,000	9,834
FirstEnergy Transmission LLC, 2.866%, Due 9/15/2028A	25,000	25,633
Mid-Atlantic Interstate Transmission LLC, 4.100%, Due 5/15/2028A	25,000	27,267

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 34.25% (continued)
Utilities - 1.82% (continued)
Electric - 1.82% (continued)
Southern Co., 4.000%, Due 1/15/2051, Series B, (5-Yr. CMT + 3.733%)B	$25,000	$26,688

		103,121

Total Utilities		103,121

Total Corporate Obligations (Cost $1,950,299)		1,940,329

CONVERTIBLE OBLIGATIONS - 0.36% (Cost $18,996)
Energy - 0.36%
Pipelines - 0.36%
Cheniere Energy, Inc., 4.250%, Due 3/15/2045D	25,000	20,577

FOREIGN CORPORATE OBLIGATIONS 2.43%
Communications - 1.01%
Media - 0.46%
Ziggo Bond Finance B.V., 6.000%, Due 1/15/2027A	25,000	26,125

Telecommunications - 0.55%
Altice France S.A., 5.500%, Due 1/15/2028A	30,000	30,906

Total Communications		57,031

Consumer, Cyclical - 0.45%
Retail - 0.45%
B.C. ULC / New Red Finance, Inc., 4.250%, Due 5/15/2024A	25,000	25,313

Consumer, Non-Cyclical - 0.25%
Pharmaceuticals - 0.25%
Takeda Pharmaceutical Co. Ltd., 2.050%, Due 3/31/2030	15,000	14,504

Financial - 0.72%
Banks - 0.72%
Bank of Montreal,
0.949%, Due 1/22/2027, (SOFR + 0.603%)B	10,000	9,794
3.803%, Due 12/15/2032, (5-Yr. Semi-Annual USD Swap + 1.432%)B	10,000	11,017
Royal Bank of Canada, 1.150%, Due 6/10/2025	20,000	20,120

		40,931

Total Financial		40,931

Total Foreign Corporate Obligations (Cost $138,480)		137,779

ASSET-BACKED OBLIGATIONS 16.32%
American Credit Acceptance Receivables Trust, 0.850%, Due 12/13/2024, 2020 4 BA	10,000	10,029
AmeriCredit Automobile Receivables Trust, 0.890%, Due 10/19/2026, 2021 1 C	15,000	14,989
Bayview Opportunity Master Fund Trust, 3.500%, Due 6/28/2057, 2017 SPL5 AA E	39,225	40,150
CAL Funding Ltd., 2.220%, Due 9/25/2045, 2020 1A AA	14,256	14,338
Citicorp Residential Mortgage Trust, 5.183%, Due 3/25/2037, 2007 1 A5F	37,935	38,971
CLI Funding LLC, 2.070%, Due 10/18/2045, 2020 3A AA	4,671	4,715
Conseco Finance Corp., 6.280%, Due 9/1/2030, 1998 8 A1	16,784	17,553
Credit Acceptance Auto Loan Trust, 1.260%, Due 4/15/2030, 2021 2A BA	15,000	14,963
Drive Auto Receivables Trust,
1.420%, Due 3/17/2025, 2020 2 B	25,000	25,241
2.360%, Due 3/16/2026, 2020 1 C	25,000	25,512
DT Auto Owner Trust, 2.290%, Due 11/17/2025, 2020 1A CA	25,000	25,556
Exeter Automobile Receivables Trust, 1.320%, Due 7/15/2025, 2020 3A C	15,000	15,167
GM Financial Automobile Leasing Trust, 2.040%, Due 12/20/2023, 2020 1 C	15,000	15,274

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 16.32% (continued)
GSAMP Trust, 5.422%, Due 7/25/2033, 2003 SEA2 A1F	$29,571	$29,913
Mid-State Capital Corp. Trust,
5.787%, Due 10/15/2040, 2006 1 AA	41,492	44,163
8.311%, Due 10/15/2040, 2006 1 BA	27,662	31,375
Mid-State Trust, 4.864%, Due 7/15/2038, 11 A1	57,102	60,243
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016 AA A2AA	42,971	45,467
Navient Private Education Refi Loan Trust, 4.000%, Due 12/15/2059, 2018 DA A2AA	8,417	8,990
PFS Financing Corp.,
0.930%, Due 8/15/2024, 2020 F AA	50,000	50,260
1.570%, Due 10/15/2025, 2020 E BA	14,000	14,082
Salomon Mortgage Loan Trust Series, 1.606%, Due 11/25/2033, 2001 CB4 1M1, (1-mo. USD LIBOR + 1.500%)B	29,484	30,869
Santander Drive Auto Receivables Trust,
1.460%, Due 9/15/2025, 2020 2 C	50,000	50,656
1.120%, Due 1/15/2026, 2020 3 C	50,000	50,388
1.010%, Due 1/15/2026, 2020 4 C	10,000	10,063
0.750%, Due 2/17/2026, 2021 1 C	15,000	14,983
ServiceMaster Funding LLC, 2.841%, Due 1/30/2051, 2020 1 A2IA	24,938	25,651
SERVPRO Master Issuer LLC, 3.882%, Due 10/25/2049, 2019 1A A2A	9,850	10,263
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017 B A2AA	21,812	22,635
1.290%, Due 7/15/2053, 2020 B A1AA	20,537	20,605
Triton Container Finance LLC, 2.110%, Due 9/20/2045, 2020 1A AA	14,256	14,357
Vantage Data Centers Issuer LLC, 3.188%, Due 7/15/2044, 2019 1A A2A	14,750	15,313
Westlake Automobile Receivables Trust,
2.840%, Due 7/15/2024, 2019 2A CA	25,000	25,475
2.520%, Due 4/15/2025, 2020 1A CA	15,000	15,417
1.320%, Due 7/15/2025, 2020 2A BA	50,000	50,494
1.240%, Due 11/17/2025, 2020 3A CA	20,000	20,184

Total Asset-Backed Obligations (Cost $921,449)		924,304

COLLATERALIZED MORTGAGE OBLIGATIONS 6.03%
Bear Stearns ARM Trust, 2.783%, Due 2/25/2035, 2004-12 2A1E	18,854	19,949
Bear Stearns Asset Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5F	18,988	19,463
Chase Mortgage Finance Corp., 3.750%, Due 12/25/2045, 2016-SH2 M2A E	20,573	21,400
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	27,351	27,934
Finance of America Structured Securities, 3.721%, Due 3/25/2050	37,420	37,937
MASTR Alternative Loan Trust, 6.500%, Due 8/25/2034, 2004-7 3A1	39,813	41,645
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016-2A A1A E	62,386	66,241
5.533%, Due 11/25/2054, 2014-3A B3A E	32,492	35,500
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	50,498	51,275
RFMSI Series Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	19,994	19,982

Total Collateralized Mortgage Obligations (Cost $341,139)		341,326

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 10.01%
Bank,
3.265%, Due 9/15/2060, 2017-BNK7 ASB	50,000	53,751
1.844%, Due 3/15/2063, 2020-BN28 A4	25,000	24,222
BBCMS Mortgage Trust,
4.441%, Due 2/15/2050, 2017-C1 C	10,000	10,420
2.299%, Due 2/15/2054, 2021-C9 A5	10,000	10,032
Benchmark Mortgage Trust,
1.850%, Due 9/15/2053, 2020-B19 A5	50,000	48,699
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	29,245
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	9,828
BX Commercial Mortgage Trust, 1.565%, Due 10/15/2036, 2019-XL D, (1-mo. USD LIBOR + 1.450%)A B	14,108	14,108

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 10.01% (continued)
BX Trust, 3.202%, Due 12/9/2041, 2019-OC11 AA	$20,000	$21,156
Cantor Commercial Real Estate Lending, 3.006%, Due 1/15/2053, 2019-CF3 A4	10,000	10,588
Citigroup Commercial Mortgage Trust, 4.017%, Due 10/10/2047, 2014-GC25 AS	30,000	32,329
COMM Mortgage Trust,
4.300%, Due 10/10/2046, 2013-CR12 AM	10,000	10,572
3.902%, Due 7/10/2050, 2015-PC1 A5	25,000	27,544
2.950%, Due 8/15/2057, 2019-GC44 A5	20,000	21,188
Credit Suisse Mortgage Capital Certificates, 1.545%, Due 5/15/2036, 2019-ICE4 C, (1-mo. USD LIBOR + 1.430%)A B	15,000	15,018
DC Office Trust, 3.174%, Due 9/15/2045, 2019-MTC DA E	10,000	9,752
Federal National Mortgage Association, 3.084%, Due 12/25/2027, 2018-M1 A1E	3,299	3,514
FRESB Mortgage Trust, 3.300%, Due 7/25/2038, 2018-SB55 A5HE	13,859	14,406
JPMBB Commercial Mortgage Securities Trust,
3.822%, Due 7/15/2048, 2015-C30 A5	45,000	49,600
3.559%, Due 7/15/2048, 2015-C30 ASB	55,868	58,689
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA E	40,123	42,128
4.120%, Due 3/25/2049, 2019-1 M3A E	49,364	50,269

Total Commercial Mortgage-Backed Obligations (Cost $573,741)		567,058

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 2.66%
Federal National Mortgage Association,
4.500%, Due 7/1/2031	34,268	37,833
2.500%, Due 4/1/2037	32,365	33,665
4.000%, Due 12/1/2043	24,093	26,549
2.500%, Due 12/1/2046	50,384	52,370

Total U.S. Agency Mortgage-Backed Obligations (Cost $150,966)		150,417

U.S. TREASURY OBLIGATIONS 18.77%
U.S. Treasury Notes/Bonds,
1.750%, Due 12/31/2024	319,000	333,243
0.750%, Due 3/31/2026	226,000	225,011
1.625%, Due 9/30/2026	53,000	54,849
0.500%, Due 8/31/2027	76,000	72,794
1.125%, Due 2/29/2028	16,000	15,830
1.125%, Due 2/15/2031	110,000	104,981
1.125%, Due 5/15/2040	30,000	25,073
1.875%, Due 2/15/2041	11,000	10,457
1.375%, Due 8/15/2050	138,000	110,465
1.625%, Due 11/15/2050	103,000	87,968
1.875%, Due 2/15/2051	25,000	22,707

Total U.S. Treasury Obligations (Cost $1,084,925)		1,063,378

MUNICIPAL OBLIGATIONS 7.82%
Chula Vista, California Revenue Bonds, 2.905%, Due 6/1/2045	15,000	14,323
City of Huntington Beach , California Revenue Obligation Bonds, 3.276%, Due 6/15/2040	20,000	20,358
District of Columbia Water & Sewer Authority Revenue Bonds, 4.814%, Due 10/1/2114, Series A	10,000	13,363
Gainesville, Florida Revenue Bonds, 3.047%, Due 10/1/2040	25,000	23,947
Harris County Cultural Education Facilities Corporation, Texas Revenue Bonds, 3.436%, Due 5/15/2040	5,000	5,043
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, 5.966%, Due 1/15/2030, Series B2	25,000	30,062
Massachusetts Port Authority, Revenue Bonds, 2.719%, Due 7/1/2042, Series C	10,000	9,717
Massachusetts School Building Authority Revenue Bonds, 3.395%, Due 10/15/2040, Series B	20,000	21,045

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL OBLIGATIONS - 7.82% (continued)
McHenry & Kane Counties Community Consolidated School District No 158 Huntley, Illinois General Obligations Bonds, 2.540%, Due 2/15/2032	$40,000	$40,586
Metropolitan Atlanta Rapid Tranist Authority, Georgia Revenue Bonds, 2.680%, Due 7/1/2040, Series B	20,000	19,676
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, 2.690%, Due 5/1/2033, Series A5	45,000	46,111
New York State Urban Development Corporation Revenue Bonds, 2.227%, Due 3/15/2033	10,000	9,761
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, 4.879%, Due 12/1/2034, Series B2	35,000	41,462
Oregon State University Revenue Bonds, 3.424%, Due 3/1/2060	25,000	25,423
San Antonio, Texas Electric & Gas Systems Revenue Bonds, 2.905%, Due 2/1/2048	20,000	19,855
San Diego County, California Regional Transportation Commission Revenue Bonds, 5.911%, Due 4/1/2048, Series A	15,000	22,249
San Francisco, California Public Utilities Commission Water Revenue Bonds, 2.825%, Due 11/1/2041, Series E	40,000	40,754
San Jose Financing Authority, California Revenue Bonds,
2.432%, Due 6/1/2033	5,000	4,926
2.812%, Due 6/1/2037	25,000	24,776
Tucson, Arizona Certificate of Participation, 2.856%, Due 7/1/2047, Series A	10,000	9,765

Total Municipal Obligations (Cost $449,428)		443,202

TOTAL INVESTMENTS - 98.65% (Cost $5,629,423)		5,588,370
OTHER ASSETS, NET OF LIABILITIES - 1.35%		76,620

TOTAL NET ASSETS - 100.00%		$5,664,990

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,605,971 or 28.35% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2021.

C	Perpetual maturity. The date shown, if any, is the next call date.
D	Callable security.
E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2021. The maturity date disclosed represents the final maturity date.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing rate.

ULC - Unlimited Liability Corporation.

USD - United States Dollar.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,940,329	$—	$1,940,329
Convertible Obligations	—	20,577	—	20,577
Foreign Corporate Obligations	—	137,779	—	137,779
Asset-Backed Obligations	—	924,304	—	924,304
Collateralized Mortgage Obligations	—	341,326	—	341,326
Commercial Mortgage-Backed Obligations	—	567,058	—	567,058
U.S. Agency Mortgage-Backed Obligations	—	150,417	—	150,417
U.S. Treasury Obligations	—	1,063,378	—	1,063,378
Municipal Obligations	—	443,202	—	443,202

Total Investments in Securities - Assets	$—	$5,588,370	$—	$5,588,370

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2021 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of April 30, 2021, the Trust consists of twenty-eight active series, three of which are presented in this filing: American Beacon Continuous Capital Emerging Markets Value Fund, American Beacon Frontier Markets Income Fund, and American Beacon NIS Core Plus Bond Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2021 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2021 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2021 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2021 (Unaudited)

borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Continuous Capital Emerging Markets	$521,548	$85,217	$463,958	$549,175

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund’s may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended January 31, 2021 for the Frontier Markets Income Fund, the three year the tax year ended January 31, 2021 for the Continuous Capital Emerging Markets Fund, and the tax year ended January 31, 2021 for the NIS Core Plus Bond Fund remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of April 30, 2021, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Continuous Capital Emerging Markets	$35,652,015	$7,200,466	$(647,364)	$6,553,102
Frontier Markets Income	442,737,268	15,894,943	(23,869,460)	(7,974,517)
NIS Core Plus Bond	5,629,423	32,363	(73,416)	(41,053)

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2021 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the year ended January 31, 2021, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Continuous Capital Emerging Markets	$129,086	$—
Frontier Markets Income	3,659,266	21,345,628
NIS Core Plus Bond	—	—